Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTE 8 — GOODWILL AND OTHER INTANGIBLE ASSETS

Changes in goodwill were as follows (in millions):

	Successor
	Year Ended December 31, 2013	Year Ended December 31, 2012
Beginning of period	$309.1	$308.8
Foreign currency translation	0.6	0.3

End of period	$309.7	$309.1

The components of other intangible assets were as follows (in millions):

			Successor
			December 31, 2013
	Amortizable Life	Weighted Average Remaining Life	Gross	Impairment	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	10 years	$283.6	$—	$(64.4)	$(0.1)	$219.1
Trademarks	5 years	2 years	0.6	—	(0.4)	—	0.2
Trademarks	Indefinite	Indefinite	151.0	(2.0)	—	—	149.0
Integrated software systems	5 years	2 years	11.0	—	(5.9)	—	5.1

			$446.2	$(2.0)	$(70.7)	$(0.1)	$373.4

			Successor
			December 31, 2012
	Amortizable Life	Weighted Average Remaining Life	Gross	Impairment	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	11 years	$283.6	$—	$(42.3)	$(0.4)	$240.9
Trademarks	5 years	3 years	0.6	—	(0.2)	—	0.4
Trademarks	Indefinite	Indefinite	151.0	—	—	—	151.0
Integrated software systems	5 years	3 years	11.0	—	(3.7)	—	7.3

			$446.2	$—	$(46.2)	$(0.4)	$399.6

Holdings reviews the carrying amounts of intangible assets for impairment annually as of December 31 or whenever events or conditions indicate that their net carrying amounts may not be recoverable from estimated undiscounted future cash flows. If it is determined that the estimated net recoverable amount is less than the net carrying amount, a write-down to the asset’s fair value is recognized through a charge to earnings. As part of the annual indefinite-lived intangible asset impairment review for the Successor year ended December 31, 2013, Holdings conducted a discounted cash flow fair value assessment of its indefinite-lived trademark intangibles assets. The assessment indicated that the value of one of Holdings’ indefinite-lived trademarks had been impaired due to a decline in forecasted net sales. The resulting impairment loss of $2.0 million was recorded as of December 31, 2013. During the Successor year ended December 31, 2011, Holdings was notified by a customer of its decision to change suppliers to another manufacturer. The resulting impairment analysis indicated that the value of an indefinite-lived trademark had been impaired resulting in a trademark impairment loss of $3.8 million. The impairment losses are included in the “Trademark impairment loss” line in the consolidated statements of comprehensive income (loss).

The aggregate intangible amortization charged to the consolidated statements of comprehensive income (loss) was $24.4 million, $24.3 million and $21.9 million for the Successor years ended December 31, 2013, 2012 and 2011, respectively.

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software Systems
2014	$22.2	$2.2
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—
2018	22.1	—